Post Employment Benefits - Schedule of Movement in Net Deficit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (3,740)	£ (3,559)	£ (2,858)
Other comprehensive income	(276)	651	109
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	9,226	8,256
Exchange differences	(1)	99
Charge before taxation	227	173
Other comprehensive income	312	973
Contributions by the group	192	220
Employee contributions	6	8
Benefits paid	(652)	(503)
Ending Balance	9,310	9,226	8,256
Plan liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(9,716)	(9,447)
Exchange differences	1	(135)
Charge before taxation	(322)	(307)
Other comprehensive income	147	(322)
Employee contributions	(6)	(8)
Benefits paid	652	503
Ending Balance	(9,244)	(9,716)	(9,447)
Net deficit [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(490)	(1,191)
Exchange differences		(36)
Charge before taxation	(95)	(134)
Other comprehensive income	459	651
Contributions by the group	192	220
Ending Balance	£ 66	£ (490)	£ (1,191)